Interim Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenues	$ 29,543	$ 79,871
Cost of revenues	(29,305)	(78,511)
Gross profit	238	1,360
Operating expenses
Selling and marketing expenses	(318)	(1,575)
General and administrative expenses	(24,383)	(7,288)
Research and development expenses	(171)	(622)
Total operating expenses	(24,872)	(9,485)
Operating loss	(24,634)	(8,125)
Other (expense) income
Litigation related (expenses) income		4,381
Interest expenses, net	(837)	(1,926)
Other income, net	(1,566)	392
Investment income/loss	778
Total other (expenses) income, net	(1,625)	2,847
Loss before income tax expenses	(26,259)	(5,278)
Income tax expenses
Net loss	(26,259)	(5,278)
Less: net (loss) income attributable to non-controlling interests	27	(39)
Net loss attributable to the Company’s ordinary shareholders	(26,286)	(5,239)
Net loss	(26,259)	(5,278)
Foreign currency translation difference, net of tax of nil	1,094	1,470
Total comprehensive loss	(25,165)	(3,808)
Less: total comprehensive (loss) income attributable to non-controlling interests	8	283
Comprehensive loss attributable to the Company	$ (25,173)	$ (4,091)
Net loss per share of ordinary shares - Basic	$ (5.86)	$ (24.70)
Net loss per share of ordinary shares - Diluted	$ (5.86)	$ (24.70)
Weighted average shares outstanding of ordinary shares - Basic	4,489,164	212,120
Weighted average shares outstanding of ordinary shares - Diluted	4,489,164	212,120
Non-redeemable Common Stock [Member]
Other (expense) income
Net loss per share of ordinary shares - Basic	$ (5.86)	$ (24.70)
Net loss per share of ordinary shares - Diluted	$ (5.86)	$ (24.70)
Weighted average shares outstanding of ordinary shares - Basic	4,489,164	212,120
Weighted average shares outstanding of ordinary shares - Diluted	4,489,164	212,120